Income Taxes (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended								0 Months Ended	12 Months Ended				8 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 PRC subsidiaries USD ($)	Dec. 31, 2013 PRC subsidiaries CNY	Dec. 31, 2013 PRC	Dec. 31, 2013 PRC Minimum	Dec. 31, 2013 PRC Maximum	Jan. 18, 2012 PRC Sinovac Beijing USD ($)	Dec. 31, 2013 PRC Sinovac Beijing	Dec. 31, 2012 PRC Sinovac Beijing	Dec. 31, 2011 PRC Sinovac Beijing	Dec. 31, 2014 PRC Sinovac Beijing Future Tax Rate	Dec. 31, 2012 PRC Sinovac Beijing Approval, subject to reassessment, of preferential 5% withholding tax on dividends declared by Sinovac Beijing to Sinovac Hong Kong	Dec. 31, 2013 PRC Sinovac Beijing Approval, subject to reassessment, of preferential 5% withholding tax on dividends declared by Sinovac Beijing to Sinovac Hong Kong	Dec. 31, 2012 PRC Sinovac Beijing Approval, subject to reassessment, of preferential 5% withholding tax on dividends declared by Sinovac Beijing to Sinovac Hong Kong	Dec. 31, 2014 PRC Sinovac Beijing Approval, subject to reassessment, of preferential 5% withholding tax on dividends declared by Sinovac Beijing to Sinovac Hong Kong Future Tax Rate	Dec. 31, 2012 PRC Sinovac Beijing If reassessment does not approve preferential 5% withholding tax on dividends declared by Sinovac Beijing to Sinovac Hong Kong USD ($)	Dec. 31, 2013 PRC Tangshan Yian	Dec. 31, 2013 PRC Sinovac R&D	Dec. 31, 2013 PRC Sinovac Dalian
Income Taxes
Unified income tax rate (as a percent)	25.00%	25.00%	25.00%			25.00%													25.00%	25.00%	25.00%
Preferential income tax rate (as a percent)										15.00%	15.00%	15.00%	15.00%
Period after which preferential income tax rates need to be reviewed										3 years
Withholding income tax
Withholding tax rate on dividends paid by mainland PRC resident company to beneficial owner that is a resident of Hong Kong and that directly owns less than 25 percent of the PRC company paying the dividend (as a percent)								10.00%
Withholding tax rate on dividends paid by mainland PRC resident company to beneficial owner that is a resident of Hong Kong and that directly owns at least 25 percent of the PRC company paying the dividend (as a percent)								5.00%						5.00%	5.00%		5.00%
Beneficial ownership percentage of foreign invested enterprises by Hong Kong resident company to qualify for lower 5% dividend tax rate							25.00%
Period for withholding tax rate on dividend distributed by foreign-invested enterprises to its direct holding company in Hong Kong (in years)																3 years
Decrease in withholding tax recovery on dividend distributed																		$ 867
Increase in basic and diluted loss per common share (in dollars per share)																		$ (0.02)
Withholding taxes paid on dividend declared to Sinovac Hong Kong									865
Income (loss) before income tax
Non - PRC	(65)	(527)	(301)
PRC	8,210	(19,106)	4,968
Total	8,145	(19,633)	4,667
Income taxes attributed to the operations in China
Current		867	(2,221)
Deferred	2,225	17	(2,845)
Total income tax benefit (expense)	2,225	884	(5,066)
Reconciliation of income taxes
Income (loss) before income tax expense and non-controlling interests	8,145	(19,633)	4,667
Income tax expense at PRC statutory rate	(2,036)	4,909	(1,167)
International tax rate differential	(16)	(40)	(300)
Other adjustments	228	59	(290)
Permanent differences	387	1,051	(207)
Effect of preferential tax treatment	1,573	(648)	1,225
Change in valuation allowance	2,089	(5,314)	(4,327)
Effect of withholding tax at 5% on the distributable profits of the Company's PRC subsidiaries		867
Total income tax benefit (expense)	2,225	884	(5,066)
Tax effects of temporary differences giving rise to deferred tax assets
Accrued expenses	1,982	1,744
Inventories	729	649
Tax losses carried forward	10,545	10,315
Less: valuation allowance	(10,654)	(12,708)
Deferred tax assets, current portion	2,602
Fixed assets	576	940
Less: valuation allowance	(459)	(494)
Deferred tax assets, non-current portion	117	446
Valuation allowance	(11,113)	(13,202)
Carry forward of tax losses
Deferred tax benefit on temporary difference due to excess of the tax base of the land use rights, and licenses over the carrying value	2,719	446
Tax losses carried forward				43,483	263,000
Period over which tax losses can be carried forward				5 years	5 years
Provision for withholding income taxes for retained earnings	0
Term of statute of limitation							3 years	5 years
Unrecognized tax benefit
Balance at the beginning of the period	345	198
Additions based on tax positions related to the current year	25	147
Balance at the end of the period	370	345	198
Interest and penalties recorded	$ 0	$ 0	$ 0